Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 293,484	$ 393,167
Short-term deposits	28,300
Accounts receivable, net	132,558	138,146
Inventories	168,504	123,524
Prepaid expenses	6,567	6,398
Other current assets	29,659	22,936
Total current assets	659,072	684,171
Non-current assets
Property, plant and equipment, net	189,706	188,150
Goodwill	385,658	385,849
Other intangible assets, net	87,328	107,274
Operating lease right-of-use assets	20,936
Other non-current assets	38,819	22,810
Total non-current assets	722,447	704,083
Total assets	1,381,519	1,388,254
Current liabilities
Accounts payable	35,818	45,855
Current portion of long-term debt		5,143
Accrued expenses and other current liabilities	28,528	39,115
Accrued compensation and related benefits	34,013	31,703
Deferred revenues	52,268	53,965
Operating lease liabilities - short term	9,292
Total current liabilities	159,919	175,781
Non-current liabilities
Long-term debt		22,000
Deferred revenues - long-term	16,039	18,422
Operating lease liabilities - long term	12,445
Other non-current liabilities	35,343	29,084
Total non-current liabilities	63,827	69,506
Total liabilities	223,746	245,287
Redeemable non-controlling interests	622	852
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 54,441 thousands shares and 53,881 thousands shares issued and outstanding at December 31, 2019 and 2018, respectively	148	146
Additional paid-in capital	2,706,894	2,681,048
Accumulated other comprehensive loss	(7,716)	(7,753)
Accumulated deficit	(1,542,175)	(1,531,326)
Total equity	1,157,151	1,142,115
Total liabilities and equity	$ 1,381,519	$ 1,388,254